Credit Risk - Disclosure of Stage 3 Decomposition Cure and Not Cure Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Exposures	£ 306,284	£ 313,347
Loss allowance	£ 1,005	£ 865
Coverage ratio	0.30%	0.30%
Stage 3
Disclosure of credit risk exposure [line items]
Exposures	£ 2,729	£ 3,017
Loss allowance	£ 319	£ 403
Coverage ratio	11.70%	13.40%
Stage 3 | Stage 3 not in cure period
Disclosure of credit risk exposure [line items]
Exposures	£ 2,415
Loss allowance	£ 285
Coverage ratio	11.80%
Stage 3 | Stage 3 in cure period (for transfer to Stage 2)
Disclosure of credit risk exposure [line items]
Exposures	£ 314
Loss allowance	£ 34
Coverage ratio	10.80%